CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q3) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Total revenues		$ 408,273		$ 751,934
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales		313,588		580,476
Selling, general and administrative expenses		43,152		103,738
Depreciation and amortization		824		2,375	$ 1,883
Transaction costs		31		3,393
Gain on settlement of contingent consideration		0		0
Income from operations		50,678		61,952
Other expense (income)
Interest expense - floor plan		2,298		7,482
Interest expense - other		3,082		7,392
Change in fair value of warrant liability		0		(771)	(2,773)
Other (income) expense, net		(61)		106
Total other expense (income), net		5,319		14,209
Income before income tax expense		45,359		47,743
Income tax expense		4,737		5,209
Net income (loss)		40,622	$ 32,680	42,534	32,239
Less: Net income attributable to non-controlling interests		0		(350)
Net income (loss) attributable to One Water Marine Holdings, LLC		$ 14,367		$ 15,452
Weighted Average Number of Shares Outstanding, Basic (in shares)		6,088		6,088
New Boat [Member]
Revenues
Total revenues		$ 286,984		$ 512,999
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales		233,377		418,766
Pre-Owned Boat [Member]
Revenues
Total revenues		85,907		166,720
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales		70,866		138,895
Finance & Insurance [Member]
Revenues
Total revenues		16,639		29,047
Service, Parts & Other [Member]
Revenues
Total revenues		18,743		43,168
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales		$ 9,345		$ 22,815
Class A Common Stock [Member]
Other expense (income)
Earnings per share, Basic (in dollars per share)	[1]	$ 2.36		$ 2.54
Earnings per share, Diluted (in dollars per share)	[1]	$ 2.36		$ 2.54
Weighted Average Number of Shares Outstanding, Basic (in shares)	[1]	6,088		6,088
Weighted Average Number of Shares Outstanding, Diluted (in shares)	[1]	6,097		6,093
OneWater LLC [Member]
Revenues
Total revenues			274,824		558,872
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales			212,093		433,098
Selling, general and administrative expenses			34,713		83,890
Depreciation and amortization			691		1,883
Transaction costs			419		1,161
Gain on settlement of contingent consideration			(19)		(1,674)
Income from operations			26,927		40,514
Other expense (income)
Interest expense - floor plan			2,734		6,730
Interest expense - other			1,869		4,391
Change in fair value of warrant liability			(10,373)		(2,773)
Other (income) expense, net			17		(73)
Total other expense (income), net			(5,753)		8,275
Income before income tax expense			32,680		32,239
Income tax expense			0		0
Net income (loss)			32,680		32,239
Less: Net income attributable to non-controlling interests		$ (26,255)	(772)	$ (26,732)	(1,318)
Net income (loss) attributable to One Water Marine Holdings, LLC			31,908		30,921
OneWater LLC [Member] | New Boat [Member]
Revenues
Total revenues			180,668		375,160
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales			148,227		308,329
OneWater LLC [Member] | Pre-Owned Boat [Member]
Revenues
Total revenues			66,114		122,043
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales			55,477		102,196
OneWater LLC [Member] | Finance & Insurance [Member]
Revenues
Total revenues			10,007		18,525
OneWater LLC [Member] | Service, Parts & Other [Member]
Revenues
Total revenues			18,035		43,144
Cost of sales (exclusive of depreciation and amortization shown separately below)
Total cost of sales			$ 8,389		$ 22,573

[1]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from February 11, 2020 through June 30, 2020, the period following the Organizational Transactions (as defined below) and OneWater Marine Inc.'s initial public offering. See Note 9.